Exchange Agreement/Reverse Merger and Recapitalization (Narrative) (FY) (Details) - USD ($)				6 Months Ended	12 Months Ended
	Jun. 20, 2019	Jun. 20, 2019	Jun. 20, 2019	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Stock issued for common stock, shares
Share Exchange Agreement [Member]
Stock issued for common stock, shares	3,234,501	3,234,501
Common stock exchange of outstanding percentage	59.00%	59.00%
Conversion of stock shares converted	4,194,500	4,194,500
Number of warrants exercisable	2,097,250	2,097,250	2,097,250
Warrant exercise price	$ 11.50	$ 11.50	$ 11.50
Number of shares issued for business combination	493,299	493,299
Number of shares issued for business combination, value	$ 5,618,675	$ 5,618,675
Number of shares forfeited and canceled	281,758	281,758
Number of forfeited new shares issued						257,799
Number of remaining shares of common stock are pending forfeiture and cancellation				23,959		23,959
Share Exchange Agreement [Member] | Peck Electric Co [Member]
Stock issued for common stock, shares					898,473
Share Exchange Agreement [Member] | Peck Electric Co [Member] | Forecast [Member]
Stock issued for common stock, shares					898,473
Share Exchange Agreement [Member] | Exit Strategy Partners, LLC [Member]
Stock issued for common stock, shares					11,231
Share Exchange Agreement [Member] | Exit Strategy Partners, LLC [Member] | Forecast [Member]
Stock issued for common stock, shares					11,231
Share Exchange Agreement [Member] | Peck Electric Co and Exit Strategy Partners, LLC [Member]
Earnout provision, description					Earnout provision will be met in the event that (a) the Company's Adjusted EBITDA for the twelve (12) month period commencing on the first full month that is after the Closing Date (the "Earnout Period") is $5,000,000 or more (the "Adjusted EBITDA Target) or (b) the closing Stock Price is $12.00 or more after the Closing Date (the "Stock Price Target") and prior to the end of the Earnout Period.
Share Exchange Agreement [Member] | Peck Electric Co and Exit Strategy Partners, LLC [Member] | Forecast [Member]
Earnout provision, description					Earnout provision will be met in the event that (a) the Company's Adjusted EBITDA for the twelve (12) month period commencing on the first full month that is after the Closing Date (the "Earnout Period") is $5,000,000 or more (the "Adjusted EBITDA Target) or (b) the closing Stock Price is $12.00 or more after the Closing Date (the "Stock Price Target") and prior to the end of the Earnout Period.
Share Exchange Agreement [Member] | Private Warrants [Member]
Number of warrants exercisable	195,000	195,000	195,000
Warrant exercise price	$ 11.50	$ 11.50	$ 11.50
Share Exchange Agreement [Member] | Half Share [Member]
Warrant exercise price	5.75	5.75	5.75
Share Exchange Agreement [Member] | Half Share [Member] | Private Warrants [Member]
Warrant exercise price	$ 5.75	$ 5.75	$ 5.75
Share Exchange Agreement [Member] | IPO [Member] | Private Warrants [Member]
Number of warrants exercisable	390,000	390,000	390,000
Share Exchange Agreement [Member] | Common Stock [Member]
Stock issued for common stock, shares	1,819,482	1,819,482
Conversion of stock shares converted	419,450	419,450
Stock redeemed shares of common stock	492,037	492,037
Stock redeemed shares of common stock, value	$ 5,510,814	$ 5,510,814
Share Exchange Agreement [Member] | Warrant [Member]
Number of warrants exercisable	3,900,000	3,900,000	3,900,000
Share Exchange Agreement [Member] | Warrant [Member] | Purchase Option [Member]
Number of warrants exercisable	390,000	390,000	390,000
Warrant exercise price	$ 12.00	$ 12.00	$ 12.00
Warrants purchase option, description	Purchase option for 390,000 Units was originally sold as part of the IPO. Each Unit has an exercise price of $12.00 per Unit and consists of the following: 1. One share of Common Stock 2. One right to receive one-tenth (1/10) of a share of Common Stock issued upon exercise of the Unit 3. One warrant entitling its holder to purchase one-half of one share of Common Stock at an exercise price of $5.75 per half share ($11.50 per whole share).		Purchase option for 390,000 Units was originally sold as part of the IPO. Each Unit has an exercise price of $12.00 per Unit and consists of the following: 1. One share of Common Stock 2. One right to receive one-tenth (1/10) of a share of Common Stock issued upon exercise of the Unit 3. One warrant entitling its holder to purchase one-half of one share of Common Stock at an exercise price of $5.75 per half share ($11.50 per whole share).
Share Exchange Agreement [Member] | Warrant [Member] | Private Placement [Member]
Number of warrants exercisable	294,500	294,500	294,500